Schedule of Assets acquired Assumed (2013 Property Acquisitions) (Detail) - USD ($) $ in Thousands		1 Months Ended	12 Months Ended
	Dec. 16, 2013	Dec. 31, 2013	Dec. 31, 2014	Dec. 31, 2013
Business Acquisition [Line Items]
Less : gain from bargain purchase			$ 0	$ (2,392)
Northstar Healthcare Surgery Center - Scottsdale, LLC [Member]
Business Acquisition [Line Items]
Net assets acquired	$ 2,852
Less : gain from bargain purchase	(2,392)	$ (2,392)
Total purchase price	460
Northstar Healthcare Surgery Center - Scottsdale, LLC [Member] | Office Equipment [Member]
Business Acquisition [Line Items]
Property and equipment	131
Northstar Healthcare Surgery Center - Scottsdale, LLC [Member] | Medical Equipment [Member]
Business Acquisition [Line Items]
Property and equipment	495
Northstar Healthcare Surgery Center - Scottsdale, LLC [Member] | Leasehold Improvements [Member]
Business Acquisition [Line Items]
Property and equipment	$ 2,226